Pear Tree Polaris Foreign Value Small Cap Fund
Investment Objective:
Long-term growth of capital and income.
Fee Table and Expenses of Foreign Value Small Cap Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Foreign Value Small Cap Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pear Tree Polaris Foreign Value Small Cap Fund		Ordinary Shares	Institutional Shares	R6 Shares
Management Fees		1.00%	1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none	none
Other Expenses		0.30%	0.30%	0.14%
Total Annual Fund Operating Expenses		1.55%	1.30%	1.14%
Fee Waiver and/or Expense Reimbursement	[1],[2]	0.10%	0.22%	0.10%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1],[2]	1.45%	1.08%	1.04%
[1]	The Manager has contractually agreed until July 31, 2018 to waive such portion of the management fees that it would otherwise receive under its agreement with Pear Tree Funds for serving as investment manager to Foreign Value Small Cap Fund such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of Foreign Value Small Cap Fund would be calculated using an annual rate of 0.90 percent of Foreign Value Small Cap Fund's net assets. This fee waiver only may be terminated with the approval of the Trustees.
[2]	The Manager, in its capacity as transfer agent to Pear Tree Funds, has contractually agreed until July 31, 2018 to waive such portion of the fees that it would otherwise receive for serving as transfer agent under its agreement with Pear Tree Funds such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of Foreign Value Small Cap Fund's net assets attributable to Institutional Shares. This fee waiver only may be terminated with the approval of the Trustees. The aggregate transfer agent fee with respect to Ordinary Shares and R6 Shares remains unchanged.

Example

This example is intended to help you compare the cost of investing in Foreign Value Small Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Foreign Value Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5 percent return each year and that Foreign Value Small Cap Fund's operating expenses remain the same as set forth in the table above.  The example also assumes that an expense limitation currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Pear Tree Polaris Foreign Value Small Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Ordinary Shares	148	480	835	1,835
Institutional Shares	110	390	692	1,548
R6 Shares	106	352	618	1,377

Portfolio Turnover

Foreign Value Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect Foreign Value Small Cap Fund's performance.  During the most recent fiscal year, Foreign Value Small Cap Fund's portfolio turnover rate was 46 percent of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, Foreign Value Small Cap Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities, warrants, and rights derivative of or convertible into common stocks, in each case issued by small-cap foreign markets issuers.  Foreign Value Small Cap Fund defines a foreign markets issuer to be an issuer that derives at least 50 percent of its gross revenues or profits from goods or services produced in non-U.S. markets or from sales made in non-U.S. markets, including emerging markets, as well as a collective investment fund that invests at least 80 percent of its net assets in similar securities issued by other foreign markets issuers.  Foreign Value Small Cap Fund generally will be invested in issuers in fifteen or more foreign countries.  Foreign Value Small Cap Fund considers a small-cap company to be a company having a market capitalization at time of purchase between $50 million to $3 billion.

Using primarily a bottom-up fundamental research investment process, Foreign Value Small Cap Fund looks worldwide (other than the U.S.) for undervalued small-cap securities.  Foreign Value Small Cap Fund's investment strategy has two premises: country and industry factors are important determinants of security prices, and global market fluctuations produce mispriced stocks.  Foreign Value Small Cap Fund's sub-adviser believes that although global markets have proven generally efficient over time, investor behavior creates volatility.  The sub-adviser also believes that that volatility should lead to inefficiently priced securities, that is, securities that may not adequately reflect a company's long-term fundamental valuation and/or future cash flows.

Foreign Value Small Cap Fund's sub-adviser may utilize options. The extent of the sub-adviser's use of options may vary over time based on the sub-adviser's assessment of market conditions and other factors.  Foreign Value Small Cap Fund may also buy and sell forward foreign currency exchange contracts in connection with its investments.

Foreign Value Small Cap Fund may invest in other derivatives (i.e., a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments) for the purpose of hedging the value of the portfolio or to establish a position in the future.  Foreign Value Small Cap Fund also may lend its securities.  Foreign Value Small Cap Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds.

Principal Investment Risks

It is possible to lose money by investing in Foreign Value Small Cap Fund.  An investment in Foreign Value Small Cap Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market, Industry and Specific Holdings. The share price of Foreign Value Small Cap Fund may fall because of weakness in the stock markets, generally, weakness with respect to a particular industry in which Foreign Value Small Cap Fund has significant holdings, or weaknesses associated with one or more specific companies in which Foreign Value Small Cap Fund may have substantial investments.

Foreign, including Emerging Markets Investing.  Foreign Value Small Cap Fund's investments in foreign securities (including ADRs) may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.    The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, political systems that are less stable, are more susceptible to governmental interference, and less liquid and efficient trading markets than those of developed countries.

Value Stock Investing.  A value investment style periodically comes into and falls out of favor with investors.  Value stocks carry the risk that the market may not recognize their intrinsic value or that they are actually appropriately priced at a low level.

Small-Capitalization Securities.  Investments in small-capitalization companies typically present greater risks than investments in larger companies and, as a result, the performance of Foreign Value Small Cap Fund may be more volatile than a fund that invests only in large- and mid-cap stocks.

Liquidity Risk.  Foreign Value Small Cap Fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Active Management Risk.  The sub-adviser's judgments about the attractiveness, value, or potential appreciation of Foreign Value Small Cap Fund's investments may prove to be incorrect.

Investments in Another Collective Investment Fund.  To the extent that Foreign Value Small Cap Fund invests in another collective investment fund, such as a mutual fund or exchange-traded fund (ETF), its investment performance would be directly related to the investment performance of the other fund.  It also would bear its proportionate share of any management and other fees paid by the other fund, subjecting Foreign Value Small Cap Fund shareholders to some duplication of fees.

Non-Diversification.  Foreign Value Small Cap Fund is "non-diversified", which means that it may invest a higher percentage of its assets in a smaller number of issuers.  As a result, a decline in the value of the securities of one issuer could have a significant negative effect on Foreign Value Small Cap Fund.

Sector. Foreign Value Small Cap Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

Securities Lending.  Securities lending involves two primary risks: investment risk and borrower default risk. Investment risk is the risk that Foreign Value Small Cap Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that Foreign Value Small Cap Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Derivatives. Foreign Value Small Cap Fund's investments in currency futures, options and other derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

Please refer to "Fund Objectives, Strategies and Risks" in the Prospectus for further details.

Past Performance

The following bar chart and table provide some indication of the risks of investing in Foreign Value Small Cap Fund by showing changes in Foreign Value Small Cap Fund's performance over time. The tables also compare Foreign Value Small Cap Fund's performance to a broad measure of market performance that reflects the type of securities in which Foreign Value Small Cap Fund invests. Past performance does not necessarily indicate how Foreign Value Small Cap Fund will perform (before and after taxes) in the future.  Updated performance information is available at www.peartreefunds.com.

A Note on Performance

Ordinary Shares and Institutional Shares each commenced operations on May 1, 2008. R6 Shares commenced operations on February 6, 2017. Performance information for R6 Shares will be available after the share class has been offered for a full calendar year. Returns for R6 Shares would have been substantially similar to the returns of Institutional Shares because each share class is invested in the same portfolio of securities, and returns would differ only to the extent that expenses of the classes are different.

Calendar Year Total Returns - Ordinary Shares The bar chart below provides performance information for Foreign Value Small Cap Fund's Ordinary Shares.

Calendar year-to-date return of the Ordinary Shares of Foreign Value Small Cap Fund as of June 30, 2017 was 18.34 percent.
Best Quarter:	Q2 2009	53.73%
Lowest Quarterly Return	Q4 2008	(28.49)%

Average Annual Total Returns for the periods ended December 31, 2016
Average Annual Total Returns - Pear Tree Polaris Foreign Value Small Cap Fund	1 Year	5 Years	Life of the Fund	Inception Date
Ordinary Shares	2.46%	11.30%	5.62%	May 01, 2008
Ordinary Shares | After Taxes on Distributions	2.26%	11.08%	5.21%	May 01, 2008
Ordinary Shares | After Taxes on Distributions and Sales	1.97%	9.18%	4.61%	May 01, 2008
Institutional Shares	2.75%	11.59%	5.87%	May 01, 2008
R6 Shares	none	none	none	May 01, 2008
MSCI ACWI ex USA Small Cap (reflects no deduction for fees, expenses or taxes)	4.29%	8.12%	3.20%	May 01, 2008

After-Tax Returns.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares and R6 Shares may vary. Actual after-tax returns may differ depending on your individual circumstances.